Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current
Trade payables	$ 3,190	$ 3,080
Other payables	1,474	1,698
VAT and other taxes payables		19
Security deposit received from customers	180	279
Accrued employee benefits	4,190	5,296
Accrued professional fees	1,995	2,883
Accrued expenses	163	172
Total	11,192	13,427
Non-current
Accrued liabilities	$ 47	$ 47